Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net profit for the period	$ 58.7	$ 194.2	$ 121.6	$ 403.4	$ 611.5
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities having a functional currency different from USD	0.7	(0.1)	0.9	(0.3)	(0.6)
Fair value adjustment on hedging instruments	2.3	2.7	1.7	9.2	7.1
Fair value adjustment on hedging instruments transferred to income statement	(3.8)	(5.2)	(7.1)	(10.1)	(19.7)
Tax on other comprehensive income	1.1	0.6	2.7	0.1	2.6
Items that may not be reclassified to profit or loss:
Remeasurements of net pension and other post-retirement benefit liability or asset	0.0	0.0	0.0	0.0	(0.1)
Other comprehensive income/(loss) after tax	0.3	(2.0)	(1.8)	(1.1)	(10.7)
Total comprehensive income for the period	59.0	192.2	119.8	402.3	600.8
Total comprehensive income for the period attributable to:
TORM plc shareholders	58.7	192.5	118.9	403.3	601.9
Non-controlling interest	0.3	(0.3)	0.9	(1.0)	(1.1)
Total comprehensive income for the period	$ 59.0	$ 192.2	$ 119.8	$ 402.3	$ 600.8